UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2009

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
     			         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Alan Leist III
Address: 114 Business Park Drive
         Utica, NY 13502
         United States of America

Form 13F File Number: 28-13318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan Leist III
Title: Managing Director
Phone: (315)724-1776

Signature, Place, and Date of Signing:


[Signature] 			[City, State] 			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number                    Name
28-13318                  Alan Leist III
[Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ______________

Form 13F Information Table Entry Total:  109

Form 13F Information Table Value Total: $245,481
 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No.   Form 13F File Number    Name

28-13318                  Alan Leist III
[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
3M Co.                         COM              88579Y101      227 3071.000 SH       Sole                 3071.000
ABB Ltd.                       COM              000375204     4674 233235.000 SH     Sole               233235.000
AT&T Inc.                      COM              00206R102     1670 61837.000 SH      Sole                61837.000
Abbott Laboratories            COM              002824100      800 16169.000 SH      Sole                16169.000
Accenture Ltd.                 COM              G1151C101      730 19575.000 SH      Sole                19575.000
Air Products & Chemicals       COM              009158106      619 7975.000 SH       Sole                 7975.000
Anadarko Pete Corp.            COM              032511107      390 6210.042 SH       Sole                 6210.042
Apache Corp.                   COM              037411105      944 10284.000 SH      Sole                10284.000
Apple Computer                 COM              037833100      539 2910.000 SH       Sole                 2910.000
Applied Materials Inc          COM              038222105      171 12760.000 SH      Sole                12760.000
Archer Daniels Midland Co.     COM              039483102     4222 144495.000 SH     Sole               144495.000
Automatic Data Processing      COM              053015103      823 20934.000 SH      Sole                20934.000
BHP Billiton Ltd.              COM              088606108     3294 49895.000 SH      Sole                49895.000
BP P.L.C. ADR                  COM              055622104      221 4154.001 SH       Sole                 4154.001
Baker Hughes Inc               COM              057224107     3067 71890.000 SH      Sole                71890.000
Bank of America Corp.          COM              060505104     3311 195672.000 SH     Sole               195672.000
Baxter International Inc.      COM              071813109     3541 62115.000 SH      Sole                62115.000
Becton Dickinson & Co.         COM              075887109     8714 124938.000 SH     Sole               124938.000
Boeing Co.                     COM              097023105      816 15076.000 SH      Sole                15076.000
CR Bard Inc.                   COM              067383109     4178 53145.000 SH      Sole                53145.000
CVS Caremark Corp.             COM              126650100     5761 161201.000 SH     Sole               161201.000
Chesapeake Energy Corp.        COM              165167107      283 9980.000 SH       Sole                 9980.000
Chevron Corp.                  COM              166764100     2076 29478.000 SH      Sole                29478.000
Chubb Corp.                    COM              171232101      692 13725.000 SH      Sole                13725.000
Cisco Systems Inc.             COM              17275R102     5675 241068.000 SH     Sole               241068.000
Citigroup, Inc.                COM              172967101       54 11125.000 SH      Sole                11125.000
Clorox Corp.                   COM              189054109     1437 24434.000 SH      Sole                24434.000
Coca Cola Co.                  COM              191216100     1482 27605.000 SH      Sole                27605.000
Colgate Palmolive Co.          COM              194162103     7023 92069.000 SH      Sole                92069.000
ConocoPhillips                 COM              20825C104     4661 103207.001 SH     Sole               103207.001
Cooper Industries Ltd.         COM              G24182108      617 16420.000 SH      Sole                16420.000
Corning Inc.                   COM              219350105     5263 343770.000 SH     Sole               343770.000
Deere & Co.                    COM              244199105     2127 49565.000 SH      Sole                49565.000
Devon Energy Corp.             COM              25179M103     3598 53440.000 SH      Sole                53440.000
Diamond Offshore Drilling      COM              25271C102     1390 14555.000 SH      Sole                14555.000
Dominion Resources             COM              25746U109      371 10760.000 SH      Sole                10760.000
Duke Energy Co.                COM              26441C105      701 44525.000 SH      Sole                44525.000
EMC Corp.                      COM              268648102     2478 145440.000 SH     Sole               145440.000
Eaton Corp.                    COM              278058102      964 17037.000 SH      Sole                17037.000
Eaton Vance Corp               COM              278265103      697 24885.000 SH      Sole                24885.000
Emerson Electric Co.           COM              291011104      809 20180.000 SH      Sole                20180.000
Exxon Mobil Corp.              COM              30231G102     7146 104151.997 SH     Sole               104151.997
Family Dollar Stores, Inc.     COM              307000109      695 26330.000 SH      Sole                26330.000
Ford Motor                     COM              345370860       83 11450.000 SH      Sole                11450.000
General Dynamics               COM              369550108     2837 43915.000 SH      Sole                43915.000
General Electric Co.           COM              369604103     4246 258594.000 SH     Sole               258594.000
Genuine Parts Co.              COM              372460105      990 26005.000 SH      Sole                26005.000
Goldcorp Inc.                  COM              380956409     3693 91485.000 SH      Sole                91485.000
Google, Inc.                   COM              38259P508      399  805.000 SH       Sole                  805.000
HJ Heinz                       COM              423074103      737 18535.000 SH      Sole                18535.000
Harris Corp.                   COM              413875105     5389 143327.000 SH     Sole               143327.000
Hasbro Inc.                    COM              418056107      666 23985.000 SH      Sole                23985.000
Hess Corp                      COM              42809H107     3287 61485.000 SH      Sole                61485.000
Honeywell International Inc.   COM              438516106      257 6930.000 SH       Sole                 6930.000
ITT Corporation                COM              450911102     4838 92773.000 SH      Sole                92773.000
Intel Corp.                    COM              458140100     4052 207056.000 SH     Sole               207056.000
International Business Machine COM              459200101      635 5309.000 SH       Sole                 5309.000
Johnson & Johnson              COM              478160104     7080 116273.000 SH     Sole               116273.000
KeyCorp                        COM              493267108      124 19097.000 SH      Sole                19097.000
Kimberly-Clark Corp.           COM              494368103     1581 26805.000 SH      Sole                26805.000
Lincoln Electric Holdings Inc. COM              533900106     2554 53820.000 SH      Sole                53820.000
Linear Technology Corp.        COM              535678106      576 20860.000 SH      Sole                20860.000
Lowe's Cos.                    COM              548661107     3144 150128.000 SH     Sole               150128.000
M&T Bank Corp.                 COM              55261F104     2201 35311.000 SH      Sole                35311.000
Marathon Oil Corporation       COM              565849106     5927 185815.000 SH     Sole               185815.000
McCormick & Co. Inc.           COM              579780206     2899 85425.000 SH      Sole                85425.000
McDonalds Corp.                COM              580135101     1456 25505.000 SH      Sole                25505.000
Microsoft Corp.                COM              594918104     5116 198905.000 SH     Sole               198905.000
Morgan Stanley                 COM              617446448     2738 88660.000 SH      Sole                88660.000
Nike Inc.                      COM              654106103     3782 58460.000 SH      Sole                58460.000
Nokia Corp ADR                 COM              654902204     4743 324387.000 SH     Sole               324387.000
Northrop Grumman Corp.         COM              666807102      880 17010.000 SH      Sole                17010.000
Novartis AG ADR                COM              66987V109     1069 21215.000 SH      Sole                21215.000
Nucor Corp.                    COM              670346105     3546 75435.000 SH      Sole                75435.000
Oracle Corp.                   COM              68389X105     2993 143613.000 SH     Sole               143613.000
PNC Financial Services Group   COM              693475105      814 16760.000 SH      Sole                16760.000
PPG Industries Inc.            COM              693506107     1135 19500.000 SH      Sole                19500.000
Parker-Hannifin Co.            COM              701094104     3830 73873.000 SH      Sole                73873.000
Pepco Holdings Inc.            COM              713291102     1892 127175.000 SH     Sole               127175.000
Pepsico Inc.                   COM              713448108     6546 111595.000 SH     Sole               111595.000
Potash Corp. Saskatchewan      COM              73755L107     2438 26985.000 SH      Sole                26985.000
Procter & Gamble Co.           COM              742718109      740 12780.000 SH      Sole                12780.000
Rayonier Inc.                  COM              754907103      655 16016.000 SH      Sole                16016.000
Raytheon Co.                   COM              755111507      977 20370.000 SH      Sole                20370.000
Rome Bancorp Inc. New          COM              77587P103      103 11722.000 SH      Sole                11722.000
Southern Company               COM              842587107     1076 33967.000 SH      Sole                33967.000
Star Scientific, Inc.          COM              85517P101       37 40000.000 SH      Sole                40000.000
State Street Corp.             COM              857477103      258 4910.000 SH       Sole                 4910.000
Stereotaxis Inc.               COM              85916J102       89 20000.000 SH      Sole                20000.000
T. Rowe Price Group Inc.       COM              74144T108     5947 130131.000 SH     Sole               130131.000
Teva Pharmaceutical ADR        COM              881624209     4719 93340.000 SH      Sole                93340.000
The Bank of New York Mellon Co COM              064058100     1182 40775.000 SH      Sole                40775.000
Total ADR                      COM              89151E109     1621 27360.000 SH      Sole                27360.000
UDR Inc.                       COM              902653104      889 56465.006 SH      Sole                56465.006
USEC Inc.                      COM              90333E108       47 10000.000 SH      Sole                10000.000
Unilever PLC ADR               COM              904767704     4789 166972.000 SH     Sole               166972.000
United Technologies Corp.      COM              913017109      278 4570.000 SH       Sole                 4570.000
VF Corp.                       COM              918204108      582 8040.000 SH       Sole                 8040.000
Verizon Communications Inc.    COM              92343V104     1347 44491.000 SH      Sole                44491.000
Visa Inc.                      COM              92826C839     3318 48010.000 SH      Sole                48010.000
Wal-Mart Stores                COM              931142103     4579 93277.000 SH      Sole                93277.000
Waste Management Inc.          COM              94106L109     1121 37580.000 SH      Sole                37580.000
Yum Brands Inc.                COM              988498101     3889 115194.000 SH     Sole               115194.000
Zimmer Holdings Inc.           COM              98956P102      244 4570.000 SH       Sole                 4570.000
S&P 500 Depository Receipt     ETF              78462F103     1362 12900.000 SH      Sole                12900.000
SPDR S&P Metals & Mining       ETF              78464A755      379 8315.000 SH       Sole                 8315.000
iShares MSCI Emerging Markets  ETF              464287234     1974 50740.000 SH      Sole                50740.000
iShares MSCI Germany Index     ETF              464286806     2697 121525.000 SH     Sole               121525.000
iShares Russell 1000 Growth In ETF              464287614      456 9850.000 SH       Sole                 9850.000